Leases	3 Months Ended
Jun. 30, 2024
Revelyst Business
Lessee, Lease, Description [Line Items]
Leases	Leases
We lease certain warehouse and distribution space, manufacturing space, office space, retail locations, equipment and vehicles. All of these leases are classified as operating leases. Operating lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. We use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. These rates are assessed on a quarterly basis. The operating lease assets also include any lease payments made less lease incentives. Leases with an initial term of twelve months or less are not recorded on the balance sheet. For operating leases, expense is recognized on a straight-line basis over the lease term. Variable lease payments associated with our leases are recognized upon occurrence of the event, activity or circumstance in the lease agreement on which those payments are assessed. Tenant improvement allowances are recorded as leasehold improvements with an offsetting adjustment included in our calculation of the right-of-use asset.
Many leases include one or more options to renew, with renewal terms that can extend the lease term up to five years. The exercise of lease renewal options is at our sole discretion. The depreciable life of assets and leasehold improvements are limited by the expected lease term.
The amounts of assets and liabilities related to our operating leases were as follows:

		March 31,
	Balance Sheet Caption	2024	2023
Assets:
Operating lease assets	Operating lease assets	$99,705	$99,456

Liabilities:
Current:
Operating lease liabilities	Other current liabilities	$12,117	$14,010
Long-term:
Operating lease liabilities	Long-term operating lease liabilities	100,070	97,105
Total lease liabilities		$112,187	$111,115
The components of lease expense are recorded to cost of sales and selling, general, and administrative expenses in the combined statements of comprehensive income (loss). The components of lease expense were as follows:

	Years ended March 31,
	2024	2023
Fixed operating lease costs(1)	$22,702	$23
Variable operating lease costs	3,849	3
Operating and Sublease income	(893)	(1)
Net lease costs	$25,658	$25
______________
(1)Includes short-term leases, which are immaterial.
The weighted average remaining lease term and weighted average discount rate is as follows:

	March 31,
	2024	2023
Weighted Average Remaining Lease Term (Years):
Operating leases	9.21	10.13

Weighted Average Discount Rate:
Operating leases	8.68%	8.48%
The approximate future minimum lease payments under operating leases were as follows:

Fiscal year 2025	$21,148
Fiscal year 2026	20,872
Fiscal year 2027	19,156
Fiscal year 2028	16,804
Fiscal year 2029	16,095
Thereafter	72,866
Total lease payments	166,941
Less imputed interest	(54,754)
Present value of lease liabilities	$112,187
Supplemental cash flow information related to leases is as follows:

	Years ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows - operating leases	$23,468	$19,146
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$19,816	$34,196
ROU asset re-measurement	(5,840)	10,799
As part of integrating our recent acquisitions and our restructuring plans, we made a strategic decision to close and impair office locations that were no longer being used as intended or weren't able to be subleased. Accordingly, during the years ended March 31 2024 and 2023, we recognized a ROU asset impairment of $3,116 and $1,085, respectively, reducing the carrying value of the lease asset to its estimated fair value.
Leases
We lease certain warehouse and distribution space, manufacturing space, office space, retail locations, equipment and vehicles. All of these leases are classified as operating leases. Operating lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. We use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. These rates are assessed on a quarterly basis. The operating lease assets also include any lease payments made less lease incentives. Leases with an initial term of twelve months or less are not recorded on the balance sheet. For operating leases, expense is recognized on a straight-line basis over the lease term. Variable lease payments associated with our leases are recognized upon occurrence of the event, activity or circumstance in the lease agreement on which those payments are assessed. Tenant improvement allowances are recorded as leasehold improvements with an offsetting adjustment included in our calculation of the right-of-use asset.
Many leases include one or more options to renew, with renewal terms that can extend the lease term up to five years. The exercise of lease renewal options is at our sole discretion. The depreciable life of assets and leasehold improvements are limited by the expected lease term.
The amounts of assets and liabilities related to our operating leases were as follows:

	Balance sheet caption	June 30, 2024	March 31, 2024
Assets:
Operating lease assets	Operating lease assets	$93,957	$99,705

Liabilities:
Current:
Operating lease liabilities	Other current liabilities	$12,720	$12,117
Long-term:
Operating lease liabilities	Long-term operating lease liabilities	95,316	100,070
Total lease liabilities		$108,036	$112,187
The components of lease expense are recorded to cost of sales and selling, general, and administrative expenses in the condensed combined statements of comprehensive loss. The components of lease expense were as follows:

	Three months ended
	June 30, 2024	June 25, 2023
Fixed operating lease costs(1)	$5,406	$6,004
Variable operating lease costs	1,085	1,083
Operating and Sublease income	(160)	(192)
Net lease costs	$6,331	$6,895
__________________
(1)Includes short-term leases, which are immaterial.
The weighted average remaining lease term and weighted average discount rate is as follows:

	June 30, 2024	March 31, 2024
Weighted average remaining lease term (years):
Operating leases	9.15	9.21

Weighted average discount rate:
Operating leases	8.73%	8.68%
The approximate future minimum lease payments under operating leases as of June 30, 2024 were as follows:

Remainder of fiscal year 2025	$16,125
Fiscal year 2026	20,136
Fiscal year 2027	18,355
Fiscal year 2028	16,699
Fiscal year 2029	16,095
Thereafter	72,882
Total lease payments	160,292
Less imputed interest	(52,256)
Present value of lease liabilities	$108,036
Supplemental cash flow information related to leases is as follows:

	Three months ended
	June 30, 2024	June 25, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows - operating leases	$5,398	$5,948
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$61	$2,751
ROU asset re-measurement	(1,249)	(626)
As part of our GEAR Up restructuring plan, we made a strategic decision to close and impair office locations that were no longer being used as intended or are actively being marketed for sublease. Accordingly, during the first fiscal quarter of 2025, we recognized a ROU asset impairment of $1,612 reducing the carrying value of the lease asset to its estimated fair value, included in selling, general, and administrative on our condensed combined statements of comprehensive loss.